Share Capital (Details) - Schedule of Continuity RSUs - Restricted stock units [Member]	12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2023 $ / shares
Share Capital (Details) - Schedule of Continuity RSUs [Line Items]
Number of shares, Balance	1,897,160	1,477,216
Weighted average exercise price, Balance	$ 3.79	$ 4.11
Number of shares, Granted	1,024,000	967,000
Weighted average exercise price, Granted	$ 2.1	$ 3.48
Number of shares, Forfeited	(278,999)	(222,801)
Weighted average exercise price, Forfeited	$ 3.67	$ 4.01
Number of shares, Distributed	(514,947)	(324,255)
Weighted average exercise price, Distributed	$ 4	$ 4.2
Number of shares, Balance	2,127,214	1,897,160
Weighted average exercise price, Balance	$ 2.94	$ 3.79